Notes Receivable from Participants (Details) - EBP 100 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Debt [Line Items]
Notes receivable from participants	$ 96,395,432	$ 93,770,955
Net decrease in notes receivable	2,600,000
Participant loan issuances	51,700,000
Participant loans, retirements and repayments	$ 49,100,000